Accounts and transactions with related parties (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non current payables to related parties	$ 24,463,561	$ 36,417,518
Non current payables to related parties	12,334,265	10,577,135
Non current payables to related parties Sub-total	12,129,296	25,840,383
Non current payables to related parties	$ 2,034,279
Cervecera Guayacan Sp A. [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,035,409-0
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties	$ 6,647
Cervecera Guayacan Sp A. [Member] | Cervecera Guayacan Sp A. [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Non current payables to related parties
Cervecera Guayacan Sp A. [Member] | Brand Purchase [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,035,409-0
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Brand purchase
Description of functional currency	CLP
Non current payables to related parties	$ 670,985
Cervecera Guayacan Sp A. [Member] | Royalties [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,035,409-0
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Royalty
Description of functional currency	CLP
Non current payables to related parties	$ 32,803
Cerveceria Belgadela Patagonia Sp A. [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,077,848-6
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties	$ 18,042
Cerveceria Belgadela Patagonia Sp A. [Member] | Royalties [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,077,848-6
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Royalty
Description of functional currency	CLP
Non current payables to related parties	$ 122,816
Sociedad Cervecera Beacha Compania Ltda [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,097,190-1
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of shares
Sociedad Cervecera Beacha Compania Ltda [Member] | Purchase Of Shares [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,097,190-1
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of shares
Description of functional currency	CLP
Non current payables to related parties	$ 48,000
Non current payables to related parties	$ 523,000
Sociedad Cervecera Beacha Compania Ltda [Member] | Purchase Of Shares [Member] | Uf [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,097,190-1
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of shares
Description of functional currency	UF
Non current payables to related parties	$ 439,294
Canal 13 Spa [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 855,940	665,792
Vina Tabali S. A [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,178,803-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 7,009
Hapag Lloyd Chile Sp A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 4,279	27,814
Watts S. A. [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties	$ 718,433	468,660
Inversiones Rio Elqui Sp A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,486,051-9
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties		697
S A A M Logistics S. A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,729,932-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 360,619	751,761
Origen Patagonico Sp A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,003,342-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties		3,097
Comercial Patagona Ltda. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 104,949	119,825
Servipag Ltda [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 5,154	2,525
Inversiones P F I Chile Ltda [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties	$ 1,628,966	3,066,334
Nestle Chile S. A. [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties	$ 1,495,457
Empresa Nacionalde Energia Enex S. A [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties	$ 70,380	289,011
Servicios Aeroportuarios Aerosan S. A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,058,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 2,323	2,384
Empresas Carozzi S. A. [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties	$ 805,600	674,567
Empresas Carozzi S. A. [Member] | Purchase Of Products [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	USD
Non current payables to related parties	$ 114,479	2,925
Inversiones Punta Brava S. A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,690-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 50,012	59,876
S A A M Extraportuarios S. A [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,798,520-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties		197
R D F Media Sp A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 909	34,412
San Vicente Terminal Internacional S. A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,930-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties		15
San Antonio Terminal Internacional S. A. [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties	$ 792	2,945
Cerveceria Austral S. A [Member] | Purchase Of Products [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Purchase of products
Description of functional currency	CLP
Non current payables to related parties	$ 2,974,648	2,489,546
Cerveceria Austral S. A [Member] | Royalties [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of functional currency	CLP
Non current payables to related parties	$ 789,383	1,055,464
Royalties [Member] | Cerveceria Austral S. A [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Description of transactions with related party	Royalty
Banco De Chile [Member] | Services Received [Member] | Clp [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Description of functional currency	CLP
Non current payables to related parties		331,390
Danone Argentina S. A. [Member] | Purchase Of Products [Member] | Ars [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Related to the shareholder's associate
Description of transactions with related party	Purchase of products
Description of functional currency	ARS
Non current payables to related parties	$ 2,515
Danone Argentina S. A. [Member] | Services Received [Member] | Ars [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Related to the shareholder's associate
Description of transactions with related party	Services received
Description of functional currency	ARS
Non current payables to related parties	$ 99,825	175,594
Aguas Danonede Argentina S. A. [Member] | Services Received [Member] | Ars [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Associate of subsidiary
Description of transactions with related party	Services received
Description of functional currency	ARS
Non current payables to related parties	$ 91,610	67,088
Inversiones B E B I N V S. A. [Member] | Loan [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Loan
Inversiones B E B I N V S. A. [Member] | Loan [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Loan
Description of functional currency	USD
Non current payables to related parties	$ 487,517
Ecor Ltda [Member] | Services Received [Member] | B O B [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	BOB
Non current payables to related parties	$ 51,631	13,950
Central Cervecerade Colombia S. A. S [Member] | Services Received [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Services received
Description of functional currency	USD
Non current payables to related parties	$ 128,378	60,022
Nestle Waters Marketing And Distribution S. A. S [Member] | Purchase Of Products [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	Euros
Non current payables to related parties	$ 11,298	63,378
Danone S A [Member] | Services Received [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the shareholder's associate
Description of transactions with related party	Services received
Description of functional currency	Euros
Non current payables to related parties	$ 68,866	67,431
Evian S A Des Eaux Minerales [Member] | Services Received [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	Euros
Non current payables to related parties	$ 63,127	61,310
Nestle Waters Management Technology S A S [Member] | Services Received [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	Euros
Non current payables to related parties	$ 1,579	19,125
Amstel Brouwerijen B. V. [Member] | Royalties [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	USD
Non current payables to related parties	$ 863,290	432,613
Amstel Brouwerijen B. V. 1 [Member] | Royalties [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	Euros
Non current payables to related parties		262,340
Heineken Brouwerijen B. V. [Member] | Purchase Of Products [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	USD
Non current payables to related parties	$ 271,330	577,618
Heineken Brouwerijen B. V. 1 [Member] | Royalties [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	Euros
Non current payables to related parties	$ 7,467,640	20,536,740
Heineken Brouwerijen B. V. 2 [Member] | Royalties [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	USD
Non current payables to related parties	$ 2,578,401	1,721,042
Heineken Supply Chain B. V. [Member] | Purchase Of Products [Member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Description of functional currency	Euros
Non current payables to related parties	$ 54	26
A J S. A. Calidad Ante Todo [Member] | Purchase Of Products [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	PYG
Non current payables to related parties	$ 70,827	1,885,846
Alimentos Distribuciony Servicios S. A. [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 139,425	195,266
Centralde Ventas T V S. A. [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties		14,073
Companiade Bienes Raicesdel Paraguay S. A. [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 702	389
Companiade Desarrollo Inmobiliario S. A. [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties		2,935
Enex Paraguay S. A. E. [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 326
Hispanoamerica Tvdel Paraguay S. A. [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties		2,111
Laser Import S. A. [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties		282
Retail S. A. [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 674,484	186,659
Servicios Contablesy Sistemasdel P Y S. A. [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties	$ 3,003	947
T V Accion S. A. [Member] | Services Received [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Description of functional currency	PYG
Non current payables to related parties		6,918
Yerbatera Campesino S. A. [Member] | Purchase Of Products [Member] | P Y G [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Purchase of products
Description of functional currency	PYG
Non current payables to related parties		14,578
Societe Des Produits Nestle S A [Member] | Royalties [Member] | Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Royalty
Description of functional currency	Other currencies
Non current payables to related parties	$ 59,814
Inversiones B E B I N V S. A [Member] | Loan [Member] | Usd [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Loan
Description of functional currency	USD
Non current payables to related parties	$ 1,511,279